Intangible Assets (Tables)	12 Months Ended
Nov. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
The following table presents details of our acquired intangible assets, other than goodwill (in thousands):

	As of November 30, 2014			As of November 30, 2013
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization:
Information databases	$607,655	$(210,105)	$397,550	$633,347	$(194,904)	$438,443
Customer relationships	511,680	(116,138)	395,542	470,632	(90,827)	379,805
Developed computer software	138,940	(63,561)	75,379	159,413	(64,514)	94,899
Trademarks	163,739	(22,937)	140,802	167,179	(13,300)	153,879
Other	28,408	(8,844)	19,564	28,121	(15,076)	13,045
Total	1,450,422	(421,585)	1,028,837	1,458,692	(378,621)	1,080,071
Intangible assets not subject to amortization:
Trademarks	61,101	—	61,101	63,144	—	63,144
Perpetual licenses	1,171	—	1,171	1,249	—	1,249
Total intangible assets	$1,512,694	$(421,585)	$1,091,109	$1,523,085	$(378,621)	$1,144,464

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated future amortization expense related to intangible assets held as of November 30, 2014 is as follows:

Year	Amount (in thousands)
2015	$129,199
2016	$120,417
2017	$106,060
2018	$94,106
2019	$86,715
Thereafter	$492,340